Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions
Schedule of the changes in the Group's goodwill by segment

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of December 31, 2014	$—	$11,652	$11,652
Currency translation adjustment	—	(535)	(535)

Balance as of December 31, 2015	$—	$11,117	$11,117

Currency translation adjustment	—	(851)	(851)

Balance as of December 31, 2016	$—	$10,266	$10,266

Schedule of estimated amortization expenses
Year Ended December 31,	(In thousands)
2017	$616
2018	484
2019 and thereafter	—

Total expected amortization expense	$1,100

Gametree
Acquisitions
Schedule of fair value of the assets acquired and the liabilities assumed

As of acquisition date
(In thousands)
Cash consideration	$3,062
Non-controlling interests	292

Total consideration	3,354

Tangible assets	1,518
Identifiable intangible assets acquired	1,688
Liabilities assumed	(3,692)
Goodwill	3,840

Total consideration	$3,354